Subsequent Events	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events	Note 10 – Subsequent Events The Company has reviewed all subsequent events through the date the consolidated financial statements were available to be issued.